Loans Payable (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Debt Disclosure [Abstract]
Schedule of loan repayment
Twelve Months Ending September 30,	Loan Amount

2021	$3,655
2022	8,772
2023	8,772
2024	8,772
2025	8,772
Thereafter	215,645
Total loan payments	$254,388

Twelve Months Ending June 30,	Loan Amount

2021	$1,462
2022	8,772
2023	8,772
2024	8,772
2025	8,772
Thereafter	217,838
Total loan payments	$254,388